Trade payables	12 Months Ended
Dec. 31, 2017
Disclosure Of Trade Payable [Abstract]
Trade payables
23	Trade payables

	At December 31,
	2017	2016	2015
Non-current
Trade payables with related parties (Note 27)	-	-	767
Trade payable with suppliers	3,302	1,663	1,329
	3,302	1,663	2,096
Current
Trade payables with suppliers	122,145	104,914	116,711
Trade payables with related parties (Note 27)	5,667	8,625	4,445
	127,812	113,539	121,156

Fair value of trade payables does not materially differ from book value.